Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Work in process	$ 3,851	$ 4,547
Finished goods	7,646	5,608
Total	$ 11,497	$ 10,155